Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 50,770	$ 61,213
Work-in-progress	2,801	2,423
Finished goods	13,959	17,999
Inventory Net	$ 67,530	$ 81,635